Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Cash used in operations	$ (12,476)	$ (22,655)
Net cash used in operating activities	(12,476)	(22,655)
Cash flows from investing activities
Interest received	566	674
Capital expenditure on property, plant and equipment	(30)	(6)
Capital expenditure on intangibles	(223)	(1,068)
Net cash used in investing activities	313	(400)
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs	16,548
Shares issued on exercise of warrants	1,607
Payments of lease liabilities	(151)	(284)
Payments of interest portion of lease liabilities	(26)	(37)
Proceeds from government grants	239	416
Net cash generated from financing activities	18,217	95
Net decrease in cash and cash equivalents	6,054	(22,960)
Cash and cash equivalents at beginning of period	18,705	44,455
Foreign exchange on cash and cash equivalents	22	(167)
Cash and cash equivalents at end of period	$ 24,781	$ 21,328